Restructuring charges - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring liabilities, current	$ 5.8	$ 10.1
Restructuring liabilities, non-current	$ 6.9	$ 10.0
Facility exit costs, payment period	5 years